CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net loss	$ (12,893)	$ (11,824)	$ (19,346)
Less: Loss from discontinued operations	0	(3,650)	(5,738)
Loss from continuing operations	(12,893)	(8,174)	(13,608)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	4,759	4,205	3,618
Stock-based compensation expense	685	298	259
Non-cash interest expense	1,162	696	26
Bad debt expense	67	153	139
Other	(10)	15	120
Changes in operating assets and liabilities:
Accounts receivable	(1,891)	1,164	(1,943)
Inventories	(1,202)	969	(1,277)
Prepaid expenses and other assets	(518)	(782)	(93)
Accounts payable	1,539	198	1,140
Accrued expenses and other liabilities	431	(714)	(213)
Net cash used in operating activities	(7,871)	(1,972)	(11,832)
Investing activities
Purchases of property and equipment	(4,938)	(1,589)	(8,331)
Purchases of bottles, net of disposals	(1,480)	(835)	(1,089)
Proceeds from the sale of property and equipment	0	22	24
Acquisition of Refill Business	(74,474)	0	0
Additions to and acquisitions of intangible assets	(75)	(48)	(232)
Net cash used in investing activities	(80,967)	(2,450)	(9,628)
Financing activities
Net borrowings from (payments on) revolving line of credit	489	(6,580)	7,004
Issuance of long term debt	33,668	20,350	0
Long term debt payments	(31,668)	0	0
Note payable and capital lease payments	(8)	(5,353)	(13)
Debt issuance costs	(1,453)	(636)	(134)
Net change in book overdraft	0	(147)	266
Proceeds from sale of common stock, net of issuance costs	104,194	0	0
Prepaid equity issuance costs	0	(105)	0
Proceeds from exercise of stock options	65	2	13
Redemption of preferred stock	(11,640)	0	0
Net proceeds from issuance of preferred stock	0	0	19,552
Dividends paid	(4,370)	(1,257)	(2,327)
Net cash provided by financing activities	89,277	6,274	24,361
Net increase in cash from continuing operations	439	1,852	2,901
Cash, beginning of period	0	516	5,776
Effect of exchange rate changes on cash	4	0	0
Cash used in discontinued operations from:
Operating Activities	0	(1,514)	(6,764)
Investing Activities	0	(41)	(1,194)
Financing Activities	0	(813)	(203)
Cash used in discontinued operations	0	(2,368)	(8,161)
Cash, end of period	$ 443	$ 0	$ 516